ProShares Trust
7501 Wisconsin Ave, Suite 1000E
Bethesda, Maryland 20814
January 19, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:
ProShares Trust - File Nos.: 333-89822; 811-21114 Rule 497(j) Filing
Dear Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information for the ProShares Trust (the “Trust”) do not differ from those contained in Post-Effective Amendment No. 222 to the Registration Statement of the Trust, which was filed electronically with the Securities and Exchange Commission on January 19, 2021 (Accession No. 0001683863-21-000126).
Questions related to this filing may be directed to my attention at (240) 497-6400.
Sincerely,
/s/ Kristen Freeman
Kristen Freeman
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